Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 3,939	$ 18,923
Prepaid expenses and other current assets	1,025	711
Total current assets	4,964	19,634
Deposits and other assets	217	134
Property and equipment, net	311	227
Total assets	5,492	19,995
Current liabilities:
Accounts payable	1,252	880
Accrued expenses and other current liabilities	3,694	1,161
Note payable, current portion	2,389
Total current liabilities	7,335	2,041
Notes payable, net of discount	7,499	9,815
Accrued interest	327
Warrant liability		197
Deferred rent	28	29
Total liabilities	$ 15,189	$ 12,082
Commitments and contingencies (Note 6)
Stockholders' equity (deficit):
Common stock, $0.001 par value per share; 65, 679,406 and 250,000,000 authorized, 1,962,486 shares issued and 1,918,579 shares outstanding, and 75,760,061, shares issued and outstanding, as of December 31, 2014 and 2015, respectively	$ 76	$ 2
Additional paid-in capital	151,019	138,673
Accumulated deficit	(160,792)	(130,915)
Total stockholders' equity (deficit)	(9,697)	7,913
Total liabilities and stockholders' equity (deficit)	$ 5,492	19,995
Series B Preferred Stock
Stockholders' equity (deficit):
Convertible preferred stock		12
Series C Preferred Stock
Stockholders' equity (deficit):
Convertible preferred stock		21
Series D Preferred Stock
Stockholders' equity (deficit):
Convertible preferred stock		198
Common Shares
Stockholders' equity (deficit):
Treasury stock, at cost; 43,907 shares of common stock, as of December 31, 2014		$ (84)